Label	Element	Value
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 1,142,896,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	(38,713,000)
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 694,696,000
Common Stock [Member]
Common Stock, Shares, Issued	us-gaap_CommonStockSharesIssued	54,081,601
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ 4,664,000
Additional Paid-in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	481,337,000
Other Undenominated Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	912,000
Accounting Standards Update 2014-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(48,104,000)
Accounting Standards Update 2014-09 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (48,104,000)